Investment Objectives and Goals	Jul. 22, 2025
T-REX 2X LONG AVAV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AVAV DAILY TARGET ETF
T-REX 2X LONG AFRM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AFRM DAILY TARGET ETF
T-REX 2X LONG ACHR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ACHR DAILY TARGET ETF
T-REX 2X LONG AUR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AUR DAILY TARGET ETF
T-REX 2X LONG AXON DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AXON DAILY TARGET ETF
T-REX 2X LONG B DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG B DAILY TARGET ETF
T-REX 2X LONG BBAI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BBAI DAILY TARGET ETF
T-REX 2X LONG BKNG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BKNG DAILY TARGET ETF
T-REX 2X LONG CVNA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CVNA DAILY TARGET ETF
T-REX 2X LONG CEG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CEG DAILY TARGET ETF
T-REX 2X LONG DDOG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DDOG DAILY TARGET ETF
T-REX 2X LONG WGS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG WGS DAILY TARGET ETF
T-REX 2X LONG DNA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DNA DAILY TARGET ETF
T-REX 2X LONG KTOS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG KTOS DAILY TARGET ETF
T-REX 2X LONG OKLO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG OKLO DAILY TARGET ETF
T-REX 2X LONG QUBT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG QUBT DAILY TARGET ETF
T-REX 2X LONG RXRX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG RXRX DAILY TARGET ETF
T-REX 2X LONG TEM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TEM DAILY TARGET ETF
T-REX 2X LONG TTD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TTD DAILY TARGET ETF
T-REX 2X LONG UPXI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG UPXI DAILY TARGET ETF
T-REX 2X LONG UPST DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG UPST DAILY TARGET ETF
T-REX 2X LONG SOUN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SOUN DAILY TARGET ETF
T-REX 2X LONG SMLR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SMLR DAILY TARGET ETF
T-REX 2X LONG GLXY DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG GLXY DAILY TARGET ETF
T-REX 2X LONG DUOL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DUOL DAILY TARGET ETF